INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Deferred revenue and advances from customers (Details) - USD ($)	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
Advances from customers	$ 1,074,463	$ 1,007,301	$ 1,197,080
Deferred revenue and advances from customers	$ 1,074,463	$ 1,007,301	$ 1,197,080